Warrant Liabilities - Schedule of Derivative Financial Liabilities Changes In Fair Value (Details)	Jun. 30, 2025 shares
Series A [Member]
Schedule of Derivative Financial Liabilities Changes In Fair Value [Line Items]
Issued	2,200,000
Exercise	1,246,992
Remaining	953,008
Series B [Member]
Schedule of Derivative Financial Liabilities Changes In Fair Value [Line Items]
Issued	2,200,000
Exercise	1,271,992
Remaining	928,008
Existing listing [Member]
Schedule of Derivative Financial Liabilities Changes In Fair Value [Line Items]
Issued	250,000
Exercise	229,453
Remaining	20,547